Share Capital, Share Premium and Reserves - Additional Information (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [abstract]
Number of shares authorized	500,000,000	500,000,000
Par value per share	₩ 5,000	₩ 5,000
Number of issued common shares	357,815,700	357,815,700
Dividends Payable	₩ 232,580
Dividends Per Share	₩ 650